Discontinued Operations (Details Textuals) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discontinued Operations (Textuals) [Abstract]
Real Estate Held-for-sale	$ 114				$ 300				$ 114	$ 300
Income (loss) from discontinued operations, net of income tax	25	6	32	(40)	23	3	11	6	23	43	62
Real Estate [Member]
Discontinued Operations (Textuals) [Abstract]
Real Estate Held-for-sale	114				300				114	300
Income (loss) from discontinued operations, net of income tax									$ 67	$ 15	$ 23